CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	6,666,667	6,666,667	6,666,667
Common stock, shares outstanding	294,085	166,667	133,333